UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-282606-03

Central Index Key Number of Issuing Entity: 0002071585

Nissan Auto LEASE TRUST 2025-B

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-282606

Central Index Key Number of Depositor: 0001244832

Nissan Auto leasing llc II

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540639

Nissan Motor Acceptance Company llc

(Exact Name of Sponsor as Specified in its Charter)

Angela Vogeli, (629) 273-2551

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File (Schedule AL for a $1,469,756,933.27 pool of receivables)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

NISSAN AUTO LEASING LLC II
(Depositor)

Date: July 14, 2025	By:	/s/ Nathan Debernardi
	Name:	Nathan Debernardi
	Title:	Assistant Treasurer